Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Sep. 25, 2017
Document Creation Date	dei_DocumentCreationDate	Dec. 15, 2017